Leases - Right-of-use Assets and Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-Of-Use Assets [Abstract]
Right-of-use assets, beginning balance	$ 296	$ 584
Additions	392	0
Depreciation expense	(322)	(299)
Foreign exchange impact	(1)	11
Right-of-use assets, ending balance	365	296	$ 584
Lease Liabilities [Abstract]
Lease liabilities, beginning balance	373	655
Additions	392	0
Payment of lease liabilities	(407)	(381)	(366)
Interest expense on lease liabilities	71	80
Foreign exchange impact	(6)	19
Lease liabilities, ending balance	$ 423	$ 373	$ 655